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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Capital II
          Management, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11371

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Seymour L. Goldblatt
Title:  President
Phone:  212-421-2155

Signature, Place, and Date of Signing:

     /s/ Seymour L. Goldblatt
-----------------------------                 New York, New York                     February 8, 2013
           [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

   S Squared Technology, LLC

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